Material Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2024
Schedule of consolidating entities
	% of ownership		Jurisdiction

BetterLife Pharma Inc.	Parent		Canada
MedMelior Inc.	94%		Canada
Blife Therapeutics Inc.	100%		Canada
Altum S1M US Corp. (dissolved July 2022)	94	%(1)	U.S.A.
BetterLife Pharma US Inc. (dissolved April 2024)	100%		U.S.A.
Thrudermic, LLC (dissolved June 2022)	100%		U.S.A.
BetterLife Europe Pharmaceuticals AG (divested December 2021) (Note 4)	100%		Lichtenstein
Solmic AG (divested December 2021) (Note 4)	100	%(2)	Switzerland
Altum Pharma (Australia) Pty Ltd.	94	%(1)	Australia
Altum Pharmaceuticals (HK) Limited	94	%(1)	Hong Kong